Equity - Summary of issuances and conversations of shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Beginning balance	539,806,829	549,493,174
Number of Canceled shares	(23,024,678)	(12,650,574)
Number of Converted shares		0
Number of Shares Issued New Shares	3,106,856	2,964,229
Ending balance	519,889,007	539,806,829
Class A Common Share
Disclosure of classes of share capital [line items]
Beginning balance	435,374,795	436,776,080
Number of Canceled shares	(23,024,678)	(12,650,574)
Number of Converted shares		8,285,060
Number of Shares Issued New Shares	3,106,856	2,964,229
Ending balance	415,456,973	435,374,795
Class B Common Shares
Disclosure of classes of share capital [line items]
Beginning balance	104,432,034	112,717,094
Number of Canceled shares	0	0
Number of Converted shares		(8,285,060)
Number of Shares Issued New Shares	0	0
Ending balance	104,432,034	104,432,034